Share-Based Compensation - Summary of Nonvested RSU Activity (Detail) shares in Thousands	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Payment Arrangement [Abstract]
RSUs, Outstanding Beginning Balance | shares	1,070
RSUs, Granted | shares	556
RSUs, Vested | shares	(239)
RSUs, Forfeited | shares	(348)
RSUs, Outstanding Ending Balance | shares	1,039
Weighted Average Grant Date Fair Value, Outstanding Beginning Balance | $ / shares	$ 129.65
Weighted Average Grant Date Fair Value, Granted | $ / shares	171.37
Weighted Average Grant Date Fair Value, Vested | $ / shares	119.32
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	122.9
Weighted Average Grant Date Fair Value, Outstanding Ending Balance | $ / shares	$ 146.58